Fair Value Measurements (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Level 1
Assets:
Available-for-sale securities	$ 0	$ 1,181	$ 1,582
Total		1,181
Level 2
Assets:
Available-for-sale securities	0	0
Liabilities
Interest rate cap agreements	3,498	3,396	1,099
Total	3,498	3,396	1,099
Level 3
Assets:
Available-for-sale securities	0	0
Liabilities
Long-term debt	795,364	1,055,045	1,061,165
Total	$ 795,364	$ 1,055,045	$ 1,061,165